Long-Term Debt, net - Schedule Of Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Long-Term Debt, net
Comprehensive Financing Plan exit fees accrued	$ 19,845	$ 18,948
Total long-term debt	2,425,305	2,527,262
Less: Deferred finance costs, net	(16,601)	(22,330)
Total long term debt, net of deferred finance costs	2,408,704	2,504,932
RBS
Long-Term Debt, net
Long-term debt, gross	642,315	648,528
RBS | January 2011 Credit Facility
Long-Term Debt, net
Long-term debt, gross	29,991	42,384
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank
Long-Term Debt, net
Long-term debt, gross	623,694	624,570
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank | January 2011 Credit Facility
Long-Term Debt, net
Long-term debt, gross	18,470	34,562
HSH Nordbank
Long-Term Debt, net
Long-term debt, gross	7,556	12,200
The Export-Import Bank of Korea & ABN Amro
Long-Term Debt, net
Long-term debt, gross	28,734	34,359
Deutsche Bank
Long-Term Debt, net
Long-term debt, gross	161,332	164,582
Citibank
Long-Term Debt, net
Long-term debt, gross	123,248	127,353
Credit Suisse
Long-Term Debt, net
Long-term debt, gross	183,913	189,080
ABN Amro-Bank of America Merrill Lynch-Burlington Loan Management-National Bank of Greece
Long-Term Debt, net
Long-term debt, gross	210,515	217,584
ABN Amro-Bank of America Merrill Lynch-Burlington Loan Management-National Bank of Greece | January 2011 Credit Facility
Long-Term Debt, net
Long-term debt, gross	8,771	9,655
EnTrustPermal-Credit Suisse GoldenTree
Long-Term Debt, net
Long-term debt, gross	233,307	242,229
Sinosure CEXIM-Citibank-ABN Amro Credit Facility
Long-Term Debt, net
Long-term debt, gross	91,530	101,700
Club Facility | January 2011 Credit Facility
Long-Term Debt, net
Long-term debt, gross		11,590
Citibank and Eurobank | January 2011 Credit Facility
Long-Term Debt, net
Long-term debt, gross	$ 42,084	$ 47,938